SUPPLEMENT TO THE

FIDELITY ADVISOR DESTINY® I FUND AND FIDELITY ADVISOR DESTINY II FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Destiny I and Destiny II

Funds of Fidelity Destiny Portfolios

STATEMENT OF ADDITIONAL INFORMATION

July 11, 2005

The following information replaces similar information found in the "Trustees and Officers" section on page 16.

Abigail P. Johnson (43)

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present) and Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

During the period from July 1, 2004 through May 18, 2005, Mr. Dirks served as a Member of the Advisory Board. During the period October 1, 2004 through October 25, 2005, Mr. Wolfe served as a Member of the Advisory Board. Effective May 19, 2005, Mr. Dirks serves as a Member of the Board of Trustees. Effective October 26, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

ADESI/ADESIIB-05-01 October 26, 2005
1.823112.100

The following information supplements information found in the "Trustees and Officers" section beginning on page 16.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I and Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

The following information has been removed from the "Trustees and Officers" section beginning on page 16.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny I and Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 39.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

DESTINY® I AND DESTINY II

Funds of Fidelity Destiny Portfolios

Class O and Class N

November 29, 2004

STATEMENT OF ADDITIONAL INFORMATION

In connection with the launch of new Advisor Classes, Class N has been renamed Class A. All references to Class N throughout this Statement of Additional Information should be replaced with Class A.

The following information replaces similar information found in the "Trustees and Officers" section on page 16.

Abigail P. Johnson (43)

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Mrs. Cronin served as a Member of the Board of Trustees through May 17, 2005. The following information has been removed from the "Trustees and Officers" section on page 16.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Effective October 26, 2005, Mr. Jonas serves as a Member of the Board of Trustees. The following information supplements information found in the "Trustees and Officers" section beginning on page 16.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present) and Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

DESB-05-03 October 26, 2005
1.477440.113

Mr. Cook, Mr. Cox, and Mr. Kirk served as Members of the Board of Trustees through December 31, 2004. The following information has been removed from the "Trustees and Officers" section beginning on page 16.

Name, Age; Principal Occupation
J. Michael Cook (62)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Council of the Public Company Accounting Oversight Board (PCAOB), Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (72)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

During the period from July 1, 2004 through May 18, 2005, Mr. Dirks served as a Member of the Advisory Board. During the period from January 1, 2004 through December 31, 2004, Ms. Small served as a Member of the Advisory Board. During the period from October 1, 2004 through October 25, 2005, Mr. Wolfe served as a Member of the Advisory Board. Effective May 19, 2005, Mr. Dirks serves as a member of the Board of Trustees. Effective January 1, 2005, Ms. Small serves as a Member of the Board of Trustees. Effective October 26, 2005, Mr. Wolfe serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

The following information replaces similar information found in the "Trustees and Officers" section on page 17.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Effective June 1, 2005, Mr. Gamper serves as a Member of the Advisory Board. The following information supplements information found in the "Trustees and Officers" section beginning on page 16.

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

The following information supplements information found in the "Trustees and Officers" section beginning on page 16.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I and Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Timothy M. Cohen (36)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Cohen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cohen managed a variety of Fidelity funds. Mr. Cohen also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I and Destiny II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I and Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 16.

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I and Destiny II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information has been removed from the "Trustees and Officers" section beginning on page 16.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Destiny I and Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (48)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Francis V. Knox, Jr. (57)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I and Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I and Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

The following information replaces the last paragraph of the "Distribution Services" section beginning on page 37.

In addition to the distribution fees paid by FDC to intermediaries described above, FDC or an affiliate may compensate intermediaries that distribute and/or service the funds. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Destiny funds on an annual basis. In addition to such payments, FDC or an affiliate may offer other incentives in the form of sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. FDC anticipates that payments will be made to hundreds of intermediaries, including some of the largest broker-dealers and other financial firms, and these payments may be significant to the intermediaries. As permitted by SEC and the National Association of Securities Dealers rules and other applicable laws and regulations, FDC may pay or allow other incentives or payments to intermediaries.

These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families.

The following information supplements that found in the "Transfer and Service Agent Agreements" section beginning on page 38.

FSC or an affiliate may make payments out of its own resources to intermediaries, including those that sell shares of the funds, for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may be paid for providing services that would otherwise have been performed by FSC or an affiliate. Payments may be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax-exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments also may be made to offset charges for certain services, such as plan participant communications, provided by FSC or an affiliate or an unaffiliated third party.

Certain intermediaries for whom FSC or an affiliate provides recordkeeping services may accrue credits which may be drawn down to pay for plan expenses. Credits may be accrued based on investments in particular Fidelity funds, or may be awarded for a given period of time. Credits generally may be used to offset certain non-recordkeeping expenses, such as the creation of plan participant communications. Credits also may be used to reimburse plan sponsors for expenses incurred in connection with non-Fidelity plan services.

Because intermediaries and plan recordkeepers may be paid varying amounts for recordkeeping and administrative services, such payments may provide incentives for intermediaries or recordkeepers to favor one fund family over another.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 39.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.